Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of deferred revenue
	12.31.21	12.31.20
Non-current
Nonrefundable customer contributions	1,687	2,220

	12.31.21	12.31.20
Current
Nonrefundable customer contributions	44	55